SHAREHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Number of Options, outstanding At December 31, 2012	588,700
Outstanding Options, Weighted average remaining contractual Life (Years)	2 years 8 months 16 days
Outstanding Options, Weighted Average Exercise Price	$ 1.87
Number of Options, Exercisable At December 31, 2012 (in shares)	228,700
Exercisable Options, Weighted average remaining contractual Life (Years)	1 year 1 month 21 days
Exercisable Options, Weighted Average Exercise Price	$ 2.03
Stock Option Plans, Exercise Price Range One [Member]
Range of exercise prices (Lower Range Limit)	$ 0.003
Range of exercise prices (Upper Range Limit)	$ 1.04
Number of Options, outstanding At December 31, 2012	123,500
Outstanding Options, Weighted average remaining contractual Life (Years)	1 year 9 months 25 days
Outstanding Options, Weighted Average Exercise Price	$ 0.59
Number of Options, Exercisable At December 31, 2012 (in shares)	83,500
Exercisable Options, Weighted average remaining contractual Life (Years)	1 year 3 months 4 days
Exercisable Options, Weighted Average Exercise Price	$ 0.87
Stock Option Plans, Exercise Price Range Two [Member]
Range of exercise prices (Lower Range Limit)	$ 1.80
Range of exercise prices (Upper Range Limit)	$ 2.21
Number of Options, outstanding At December 31, 2012	362,000
Outstanding Options, Weighted average remaining contractual Life (Years)	3 years 6 months 22 days
Outstanding Options, Weighted Average Exercise Price	$ 1.95
Number of Options, Exercisable At December 31, 2012 (in shares)	60,000
Exercisable Options, Weighted average remaining contractual Life (Years)	2 years 4 months 28 days
Exercisable Options, Weighted Average Exercise Price	$ 1.94
Stock Option Plans, Exercise Price Range Three [Member]
Range of exercise prices (Lower Range Limit)	$ 2.41
Range of exercise prices (Upper Range Limit)	$ 3.24
Number of Options, outstanding At December 31, 2012	103,200
Outstanding Options, Weighted average remaining contractual Life (Years)	10 months 2 days
Outstanding Options, Weighted Average Exercise Price	$ 3.1
Number of Options, Exercisable At December 31, 2012 (in shares)	85,200
Exercisable Options, Weighted average remaining contractual Life (Years)	1 month 20 days
Exercisable Options, Weighted Average Exercise Price	$ 3.24